Accounts Payable and Accrued Other Liabilities - Schedule of Accounts Payable and Accrued Other Liabilities (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable	$ 773,807	$ 901,244	$ 625,157
Rental deposits	11,146	14,381	22,991
Customer deposits payable	47,905	46,089	37,099
Accrued wages & payroll liabilities	453	1,965	14,807
Property tax payable		2,770	31,955
VAT liability & sales tax payable	100,232	64,051	47,875
Pre-merger accrued other liabilities	65,948	65,948	65,948
Accrued interest	80,481	35,462
Accrued other liabilities	22,500	32,307	28,634
Total	$ 1,102,472	$ 1,164,217	$ 874,466